ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Mar. 31, 2019
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
BALANCE SHEETS

	As of March 31,
	2018	2019
	RMB	RMB	US$
			(Note 2(f))
ASSETS
Current assets:
Cash and cash equivalents	—	914	136
Advances to suppliers	—	553,469	82,470
Total current assets	—	554,383	82,606
Amounts due from related parties	—	1,716,667	255,791
Intangible assets, net	—	101,283,333	15,091,687
TOTAL ASSETS	—	103,554,383	15,430,084
LIABILITIES AND SHAREHOLERS' DEFICIT
Current liabilities :
Amounts due to related parties	—	9,143,102	1,362,365
Total current liabilities	—	9,143,102	1,362,365
Deficits of investments in subsidiaries and consolidated VIEs	152,502,193	185,001,285	27,566,051
Total liabilities	152,502,193	194,144,387	28,928,416
Shareholders' deficit:
Ordinary shares (US$0.000000001 par value; nil and 1,000,000,000 shares authorized, nil and 363,572,659 shares issued and outstanding as of March 31, 2018 and 2019)	—	6	1
Additional paid in capital	6,886,900	701,040,669	104,458,319
Subscription receivable	—	(558,995,348)	(83,292,906)
Accumulated deficit	(159,389,093)	(232,635,331)	(34,663,746)
Total shareholders' deficit	(152,502,193)	(90,590,004)	(13,498,332)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	—	103,554,383	15,430,084

STATEMENTS OF COMPREHENSIVE LOSS

	For the years ended March 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2(f))
Operating expenses:
General and administrative	—	—	(98,241)	(14,639)
Loss from operations			(98,241)	(14,639)
Foreign exchange gain (loss)	—	—	82	12
Equity in losses of subsidiaries and consolidated VIEs	(55,383,671)	(104,005,422)	(73,148,079)	(10,899,403)
Net loss	(55,383,671)	(104,005,422)	(73,246,238)	(10,914,030)
Other comprehensive loss:
Foreign currency translation adjustments	—	—	—	—
Comprehensive loss	(55,383,671)	(104,005,422)	(73,246,238)	(10,914,030)

STATEMENTS OF CASH FLOWS

	For the years ended March 31,
	2017	2018	2019
				US$
	RMB	RMB	RMB	(Note 2(f))
Net cash provided by operating activities	—	—	908	135
Net cash provided by financing activities	—	—	6	1
Net increase in cash and cash equivalents	—	—	914	136
Cash and cash equivalents at beginning of year	—	—	—	—
Cash and cash equivalents at end of year	—	—	914	136